VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

(“Fund”)

Supplement dated May 26, 2016

to Voya Global Equity Dividend Fund’s

Class A, Class B, Class C, Class I, Class O, and Class W shares Prospectus dated February 29, 2016 (“Prospectus”)

Effective immediately, the Fund’s Prospectus is revised to reflect that Kris Hermie is a portfolio manager for the Fund. The Fund’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Kris Hermie	Nicolas Simar
Portfolio Manager (since 05/14)	Portfolio Manager (since 01/06)
Bruno Springael
Portfolio Manager (since 06/11)

2.	The following paragraph is added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Global Equity Dividend Fund:”

Kris Hermie, Senior Portfolio Manager Global High Dividend, was with NNIP Advisors from 2007-2010, rejoining NNIP Advisors in 2014. Mr. Hermie was a Senior Portfolio Manager at Petercam, Brussels, from 2010 to 2014 and an Equity Portfolio Manager at Dexia Asset Management from 2002 to 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

(“Fund”)

Supplement dated May 26, 2016

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Statement of Additional Information (“SAI”)

dated February 29, 2016

Effective immediately, the Fund’s Prospectus is revised to reflect that Kris Hermie is a portfolio manager for the Fund. The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Global Equity Dividend Fund” in the Fund’s SAI is hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kris Hermie	2	$923,000,000	6	$2,738,000,000	0	$0

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Kris Hermie	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE